Stock-based compensation - Assumptions and stock based compensation expense (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Y	Dec. 31, 2024 USD ($) Y
Stock-based compensation
Expected life of stock options | Y	10	10
Expected weighted average volatility	84.00%	84.00%
Expected dividend yield	0.00%	0.00%
Weighted average risk-free interest rate	3.10%	3.03%
Weighted average fair value of stock options granted in the year	$ 0.44	$ 0.44
Stock-based compensation expense	$ 3,235,000	$ 1,641,000